Debt and Credit Facilities (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt, Gross	$ 2,440	$ 1,834
Other long-term debt	58	45
Adjustments, primarily unamortized gains on interest rate swap terminations	21	29
Less: current portion	(4)	(4)
Long-term debt	2,457	1,859
6.0% Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	399	399
Long-term debt, interest rate	6.00%	6.00%
Long-term debt, maturity year	2017	2017
3.75% Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	747	747
Long-term debt, interest rate	3.75%	3.75%
Long-term debt, maturity year	2022	2022
3.5% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	593	0
Long-term debt, interest rate	3.50%	3.50%
Long-term debt, maturity year	2023	2023
6.5% Debentures Due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	118	118
Long-term debt, interest rate	6.50%	6.50%
Long-term debt, maturity year	2025	2025
7.5% Debentures Due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	346	346
Long-term debt, interest rate	7.50%	7.50%
Long-term debt, maturity year	2025	2025
6.5% Debentures Due 2028 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	36	36
Long-term debt, interest rate	6.50%	6.50%
Long-term debt, maturity year	2028	2028
6.625% Senior Notes Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	54	54
Long-term debt, interest rate	6.625%	6.625%
Long-term debt, maturity year	2037	2037
5.22% Debentures Due 2097 [Member]
Debt Instrument [Line Items]
Long-term debt, Gross	$ 89	$ 89
Long-term debt, interest rate	5.22%	5.22%
Long-term debt, maturity year	2097	2097